State Street Ultra Short Term Bond ETF Average Annual Total Returns	12 Months Ended	46 Months Ended	51 Months Ended	59 Months Ended	60 Months Ended	81 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Treasury Bellwether 3 Month Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.23%				3.23%			2.21%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	1.01%	(0.12%)	(0.17%)	(0.36%)	1.67%	1.72%	2.01%
State Street Ultra Short Term Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	4.87%				3.33%			2.62%
State Street Ultra Short Term Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.99%				1.98%			1.60%
State Street Ultra Short Term Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.87%				1.97%			1.57%